RESTRICTED CASH (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
RESTRICTED CASH
Restricted cash current	¥ 32,280	$ 4,547	¥ 1,060